Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.58%
Bain Capital Credit CLO Ltd. Series 2022-3A Class BR (U.S. SOFR 3 Month+1.63%)144A±	5.51%	7-17-2035	$10,000,000	$10,011,670
Flexential Issuer Series 2021-1A Class B144A	3.72	11-27-2051	1,925,000	1,895,872
Jamestown CLO IX Ltd. Series 2016-9A Class A2R3 (U.S. SOFR 3 Month+1.70%)144A±	5.56	7-25-2034	7,700,000	7,701,702
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.58	10-20-2034	10,000,000	9,991,250
Wellfleet CLO Ltd. Series 2021-2A Class BR (U.S. SOFR 3 Month+1.75%)144A±	5.65	7-15-2034	10,000,000	10,000,350
Total asset-backed securities (Cost $39,570,986)				39,600,844
Corporate bonds and notes: 74.92%
Basic materials: 2.29%
Chemicals: 1.47%
Celanese U.S. Holdings LLC	6.50	4-15-2030	8,390,000	8,376,718
Celanese U.S. Holdings LLC	6.85	11-15-2028	2,900,000	2,997,753
Chemours Co.	5.38	5-15-2027	14,150,000	14,148,526
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	11,410,000	11,358,558
				36,881,555
Iron/steel: 0.82%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	20,105,000	20,685,089
Communications: 8.42%
Advertising: 0.64%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	11,835,000	12,317,951
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,754,424
				16,072,375
Internet: 1.66%
Arches Buyer, Inc.144A	4.25	6-1-2028	12,270,000	12,091,760
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,076,289
Wayfair LLC144A	7.25	10-31-2029	7,200,000	7,489,778
				41,657,827
Media: 4.62%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	5,265,000	5,221,033
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	39,665,000	39,609,057
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	4,000,000	3,961,030
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	15,005,000	15,009,427
Nexstar Media, Inc.144A	5.63	7-15-2027	16,125,000	16,137,561
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	7,130,000	6,940,164
Sirius XM Radio LLC144A	5.00	8-1-2027	28,930,000	28,936,480
				115,814,752
Telecommunications: 1.50%
CommScope LLC144A	4.75	9-1-2029	12,035,000	12,014,180
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,734,750
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Frontier Communications Holdings LLC144A	5.88%	10-15-2027	$8,915,000	$8,927,043
Viasat, Inc.144A	5.63	4-15-2027	10,950,000	10,961,125
				37,637,098
Consumer, cyclical: 15.06%
Airlines: 1.22%
American Airlines, Inc.144A	7.25	2-15-2028	6,600,000	6,756,526
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	9,180,000	9,196,092
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,602,545
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,080,874	2,075,101
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,987,392
				30,617,656
Apparel: 0.40%
Crocs, Inc.144A	4.25	3-15-2029	10,315,000	9,964,248
Auto manufacturers: 2.04%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,809,470
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,900,265
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	14,099,000	14,042,691
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	3,820,000	3,810,305
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,707,414
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	2,930,000	3,022,735
				51,292,880
Auto parts & equipment: 0.82%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	10,230,000	10,752,027
Dana, Inc.	5.63	6-15-2028	9,815,000	9,819,515
				20,571,542
Distribution/wholesale: 0.31%
RB Global Holdings, Inc.144A	7.75	3-15-2031	7,462,000	7,820,870
Entertainment: 4.94%
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,594,294
Cinemark USA, Inc.144A	5.25	7-15-2028	24,480,000	24,416,230
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,815,460
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	13,435,000	12,996,310
Six Flags Entertainment Corp.144A	5.50	4-15-2027	18,975,000	18,731,992
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	5,000,000	4,638,391
WarnerMedia Holdings, Inc.	4.05	3-15-2029	12,240,000	11,872,708
				124,065,385
Home builders: 0.92%
K Hovnanian Enterprises, Inc.144A	8.00	4-1-2031	4,640,000	4,774,834
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,157,712
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders(continued)
Taylor Morrison Communities, Inc.144A	5.75%	1-15-2028	$2,733,000	$2,791,888
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,360,795
				23,085,229
Home furnishings: 0.35%
Whirlpool Corp.	6.13	6-15-2030	8,780,000	8,868,283
Housewares: 0.83%
Central Garden & Pet Co.	5.13	2-1-2028	3,000,000	2,996,991
Newell Brands, Inc.144A	8.50	6-1-2028	17,130,000	17,831,919
				20,828,910
Leisure time: 1.33%
NCL Corp. Ltd.144A	5.88	1-15-2031	10,100,000	9,967,167
Sabre Global, Inc.144A	8.63	6-1-2027	10,200,000	10,320,407
Sabre Global, Inc.144A	10.75	11-15-2029	3,209,000	2,824,019
VOC Escrow Ltd.144A	5.00	2-15-2028	10,130,000	10,128,199
				33,239,792
Retail: 1.90%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,473,838
Advance Auto Parts, Inc.144A	7.00	8-1-2030	20,735,000	21,163,087
Gap, Inc.144A	3.63	10-1-2029	8,750,000	8,300,050
Group 1 Automotive, Inc.144A	6.38	1-15-2030	8,795,000	9,034,998
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,702,300
				47,674,273
Consumer, non-cyclical: 7.88%
Commercial services: 4.08%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	3,140,000	3,082,248
Block, Inc.	2.75	6-1-2026	1,760,000	1,745,211
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	17,261,974
GEO Group, Inc.	8.63	4-15-2029	34,200,000	36,038,250
GEO Group, Inc.	10.25	4-15-2031	7,305,000	8,015,761
Herc Holdings, Inc.144A	7.00	6-15-2030	9,280,000	9,741,513
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	4,640,000	4,652,881
United Rentals North America, Inc.	5.50	5-15-2027	13,185,000	13,186,078
Veritiv Operating Co.144A	10.50	11-30-2030	8,125,000	8,732,206
				102,456,122
Cosmetics/Personal Care: 0.67%
Edgewell Personal Care Co.144A	5.50	6-1-2028	16,790,000	16,754,786
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.70%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88%	2-15-2028	$6,675,000	$6,685,380
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,749,235
				17,434,615
Healthcare-services: 1.34%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,533,684
Star Parent, Inc.144A	9.00	10-1-2030	9,200,000	9,859,640
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,577,358
Tenet Healthcare Corp.	6.13	10-1-2028	8,705,000	8,742,693
				33,713,375
Pharmaceuticals: 1.09%
AdaptHealth LLC144A	6.13	8-1-2028	6,825,000	6,884,371
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	20,995,000	20,461,019
				27,345,390
Energy: 12.28%
Energy-alternate sources: 0.59%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,789,081
Oil & gas: 2.98%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	17,990,000	18,798,147
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,700,000
California Resources Corp.144A	8.25	6-15-2029	4,710,000	4,927,955
Civitas Resources, Inc.144A	8.38	7-1-2028	13,075,000	13,484,810
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	11,115,000	11,166,685
Nabors Industries, Inc.144A	9.13	1-31-2030	11,315,000	11,863,099
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,948,146
				74,888,842
Oil & gas services: 1.55%
Bristow Group, Inc.144A	6.88	3-1-2028	14,418,000	14,523,251
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,926,094
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,494,714
				38,944,059
Pipelines: 7.16%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	10,670,000	10,682,655
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,531,129
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,010,000	2,015,007
Excelerate Energy LP144A	8.00	5-15-2030	19,170,000	20,423,660
Harvest Midstream I LP144A	7.50	9-1-2028	23,330,000	23,660,516
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,290,088
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,634,951
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Kinetik Holdings LP144A	6.63%	12-15-2028	$28,860,000	$29,689,265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	18,445,000	18,434,508
Venture Global LNG, Inc.144A	8.13	6-1-2028	31,455,000	32,218,539
				179,580,318
Financial: 15.21%
Banks: 0.97%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	22,920,000	22,597,972
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,829,716
				24,427,688
Diversified financial services: 8.32%
Acadian Asset Management, Inc.	4.80	7-27-2026	9,090,000	9,051,458
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	9,535,000	9,489,640
Azorra Finance Ltd.144A	7.75	4-15-2030	9,730,000	10,271,261
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	13,835,000	13,850,924
Encore Capital Group, Inc.144A	9.25	4-1-2029	10,180,000	10,714,710
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	17,285,000	17,241,019
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	4,535,000	4,788,117
Navient Corp.	4.88	3-15-2028	12,100,000	11,947,019
Navient Corp.	5.00	3-15-2027	11,235,000	11,225,068
OneMain Finance Corp.	5.38	11-15-2029	18,720,000	18,658,791
OneMain Finance Corp.	7.13	3-15-2026	11,250,000	11,321,741
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	19,221,084
Rocket Cos., Inc.144A	6.13	8-1-2030	9,410,000	9,768,163
Rocket Cos., Inc.144A	6.50	8-1-2029	7,345,000	7,618,917
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,672,772
United Wholesale Mortgage LLC144A	5.50	4-15-2029	15,170,000	15,013,097
United Wholesale Mortgage LLC144A	5.75	6-15-2027	16,915,000	16,954,327
				208,808,108
Insurance: 1.17%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	17,145,000	17,457,999
AmWINS Group, Inc.144A	6.38	2-15-2029	8,625,000	8,863,309
HUB International Ltd.144A	7.25	6-15-2030	2,970,000	3,111,921
				29,433,229
Investment Companies: 0.08%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	1,877,000	1,875,204
REITs: 4.67%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	9,806,000	9,667,061
Boston Properties LP	3.65	2-1-2026	1,750,000	1,747,573
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	5,116,486
Brandywine Operating Partnership LP	8.88	4-12-2029	12,065,000	13,067,360
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Iron Mountain, Inc.144A	5.25%	3-15-2028	$24,240,000	$24,197,294
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,952,467
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,085,000	10,926,459
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	19,183,130
Service Properties Trust144A	8.63	11-15-2031	925,000	971,005
Starwood Property Trust, Inc.144A	3.63	7-15-2026	20,690,000	20,530,732
XHR LP144A	6.63	5-15-2030	6,645,000	6,811,105
				117,170,672
Industrial: 7.10%
Aerospace/defense: 1.96%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	13,643,000	14,327,481
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	7,530,000	8,249,957
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,727,644
				49,305,082
Electrical components & equipment: 1.05%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,596,307
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,715,425
				26,311,732
Machinery-diversified: 0.73%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	729,358
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,459,192
				18,188,550
Miscellaneous manufacturing: 0.19%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,654,351
Packaging & containers: 1.76%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	17,170,000
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,750,449
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	13,480,000	13,639,954
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	1,625,000	1,649,879
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,984,063
				44,194,345
Trucking & leasing: 1.41%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	29,355,000	29,468,986
FTAI Aviation Investors LLC144A	7.88	12-1-2030	5,590,000	5,951,427
				35,420,413
Technology: 2.84%
Computers: 0.20%
Western Digital Corp.	4.75	2-15-2026	4,866,000	4,861,839
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.03%
ON Semiconductor Corp.144A	3.88%	9-1-2028	$795,000	$774,993
Software: 2.61%
Cloud Software Group, Inc.144A	6.50	3-31-2029	32,035,000	32,292,298
Rocket Software, Inc.144A	9.00	11-28-2028	5,390,000	5,553,247
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,695,557
				65,541,102
Utilities: 3.84%
Electric: 3.84%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	17,139,750
PG&E Corp.	5.00	7-1-2028	9,950,000	9,877,444
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,425,419
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	2,405,000	2,673,011
Vistra Operations Co. LLC144A	5.00	7-31-2027	5,280,000	5,296,906
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,428,291
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	25,280,000	24,837,160
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	7,565,000	7,752,839
				96,430,820
Total corporate bonds and notes (Cost $1,853,824,797)				1,880,082,480

	Shares
Investment companies: 1.63%
Exchange-traded funds: 1.63%
iShares 0-5 Year High Yield Corporate Bond ETF	438,527	18,891,743
State Street SPDR Bloomberg Short Term High Yield Bond ETF	868,026	22,099,942
Total investment companies (Cost $40,408,663)		40,991,685

			Principal
Loans: 4.25%
Communications: 0.33%
Internet: 0.18%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	6.96	11-30-2027	$4,522,218	4,529,001
Media: 0.15%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.10	8-2-2027	381,753	381,647
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.35	8-2-2029	3,309,822	3,311,741
				3,693,388
Consumer, cyclical: 0.73%
Airlines: 0.30%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	7,543,800	7,595,173
Auto parts & equipment: 0.22%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	6.67	1-28-2032	5,575,000	5,590,666
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.21%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51%	3-3-2028	$5,395,000	$5,299,832
Consumer, non-cyclical: 0.04%
Healthcare-products: 0.04%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.17	1-15-2031	917,700	922,747
Energy: 0.53%
Oil & gas: 0.28%
Hilcorp Energy I LP (U.S. SOFR 1 Month+2.00%)±	5.96	2-11-2030	6,965,000	6,965,000
Pipelines: 0.25%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.67	8-1-2029	6,245,335	6,280,497
Financial: 0.84%
Insurance: 0.84%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.28	7-31-2027	21,052,420	21,018,315
Industrial: 1.51%
Aerospace/defense: 0.15%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.34	1-15-2027	3,909,846	3,904,959
Building materials: 0.64%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.17	3-19-2029	15,984,848	15,999,394
Machinery-diversified: 0.40%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.00%)±	7.20	4-30-2030	9,950,063	10,004,987
Packaging & containers: 0.32%
Graham Packaging Co., Inc. (U.S. SOFR 1 Month+2.50%)±	6.42	8-4-2027	7,925,000	7,939,503
Technology: 0.27%
Computers: 0.06%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.92	3-1-2029	1,656,654	1,526,789
Software: 0.21%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.67	11-28-2028	5,368,489	5,351,256
Total loans (Cost $106,456,060)				106,621,507
Non-agency mortgage-backed securities: 0.25%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.67	8-25-2054	6,263,044	6,276,108
Total non-agency mortgage-backed securities (Cost $6,263,044)				6,276,108
Yankee corporate bonds and notes: 10.53%
Basic materials: 0.31%
Mining: 0.31%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,804,454
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.49%
Internet: 0.91%
Rakuten Group, Inc.144A	11.25%	2-15-2027	$21,325,000	$22,844,158
Media: 0.58%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	14,820,000	14,497,984
Consumer, cyclical: 3.35%
Airlines: 1.67%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	22,957,752
Latam Airlines Group SA144A	7.63	1-7-2031	13,840,000	14,404,395
Latam Airlines Group SA144A	7.88	4-15-2030	1,000,000	1,047,820
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	3,588,000	3,610,397
				42,020,364
Leisure time: 1.68%
Carnival Corp.144A	5.13	5-1-2029	10,920,000	11,011,367
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	30,910,000	31,148,553
				42,159,920
Consumer, non-cyclical: 0.87%
Healthcare-products: 0.87%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,791,378
Energy: 0.25%
Oil & gas: 0.25%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	6,231,707	6,212,919
Financial: 1.59%
Banks: 0.39%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,880,000	9,754,399
Diversified financial services: 1.20%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,558,608
goeasy Ltd.144A	9.25	12-1-2028	5,710,000	5,880,209
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,785,606
				30,224,423
Industrial: 0.63%
Aerospace/defense: 0.23%
Bombardier, Inc.144A	6.00	2-15-2028	4,890,000	4,904,831
Bombardier, Inc.144A	7.88	4-15-2027	938,000	940,775
				5,845,606
Packaging & containers: 0.40%
Trivium Packaging Finance BV144A	8.25	7-15-2030	9,510,000	10,012,042
Technology: 0.77%
Computers: 0.41%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	9,615,000	10,214,495
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.36%
Open Text Corp.144A	3.88%	2-15-2028	$7,390,000	$7,207,352
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,867,268
				9,074,620
Utilities: 1.27%
Electric: 1.27%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	2,990,411
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	28,595,000	28,804,230
				31,794,641
Total yankee corporate bonds and notes (Cost $260,382,459)				264,251,403

		Yield	Shares
Short-term investments: 5.57%
Investment companies: 5.57%
Allspring Government Money Market Fund Select Class♠∞		3.93	139,702,762	139,702,762
Total short-term investments (Cost $139,702,762)				139,702,762
Total investments in securities (Cost $2,446,608,771)	98.73%			2,477,526,789
Other assets and liabilities, net	1.27			31,961,428
Total net assets	100.00%			$2,509,488,217

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CLO	Collateralized loan obligation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$113,121,610	$313,866,263	$(287,285,111)	$0	$0	$139,702,762	139,702,762	$1,064,494
See accompanying notes to portfolio of investments
10 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,785	3-31-2026	$372,649,488	$372,813,986	$164,498	$0
Short
5-Year U.S. Treasury Notes	(821)	3-31-2026	(90,101,044)	(90,117,578)	0	(16,534)
					$164,498	$(16,534)
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 11

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
12 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$39,600,844	$0	$39,600,844
Corporate bonds and notes	0	1,880,082,480	0	1,880,082,480
Investment companies	40,991,685	0	0	40,991,685
Loans	0	106,621,507	0	106,621,507
Non-agency mortgage-backed securities	0	6,276,108	0	6,276,108
Yankee corporate bonds and notes	0	264,251,403	0	264,251,403
Short-term investments
Investment companies	139,702,762	0	0	139,702,762
	180,694,447	2,296,832,342	0	2,477,526,789
Futures contracts	164,498	0	0	164,498
Total assets	$180,858,945	$2,296,832,342	$0	$2,477,691,287
Liabilities
Futures contracts	$16,534	$0	$0	$16,534
Total liabilities	$16,534	$0	$0	$16,534
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $2,600,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term High Income Fund | 13